Average Annual Total Returns - Direxion Daily Pharmaceutical Medical Bull 3X Shares	Direxion Daily Pharmaceutical & Medical Bull 3X Shares 1 Year	Direxion Daily Pharmaceutical & Medical Bull 3X Shares Since Inception	Direxion Daily Pharmaceutical & Medical Bull 3X Shares Inception Date	Direxion Daily Pharmaceutical & Medical Bull 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily Pharmaceutical & Medical Bull 3X Shares Return After Taxes on Distributions Since Inception	Direxion Daily Pharmaceutical & Medical Bull 3X Shares Return After Taxes on Distributions Inception Date	Direxion Daily Pharmaceutical & Medical Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily Pharmaceutical & Medical Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Daily Pharmaceutical & Medical Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	(0.32%)	0.64%	Nov. 15, 2017	(0.19%)	0.55%	Nov. 15, 2017	14.59%	8.64%	Nov. 15, 2017	18.40%	14.97%	Nov. 15, 2017